TETON Westwood Mighty Mites Fund
Schedule of Investments—December 31, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 99.8%
Aerospace and Defense  — 3.7%
46,800 Allient Inc. .......................................................... $ 2,515,500
15,000 Avio SpA ............................................................ 517,382
130,000 Innovative Solutions and Support Inc.† ........... 2,462,200
3,400 Kratos Defense & Security Solutions Inc.† ...... 258,094
41,200 Park Aerospace Corp. ........................................ 879,208
6,632,384
Agriculture  — 0.8%
205 J.G. Boswell Co. .................................................. 94,024
113,000 Limoneira Co. .................................................... 1,426,625
7,000 S&W Seed Co.† .................................................. 700
1,521,349
Automotive  — 1.7%
8,000 Rush Enterprises Inc., Cl. A .............................. 431,520
41,500 Rush Enterprises Inc., Cl. B ............................... 2,334,790
43,200 Wabash National Corp. ..................................... 373,680
3,139,990
Automotive: Parts and Accessories  — 2.5%
44,228 Commercial Vehicle Group Inc.† ...................... 63,688
45,000 Garrett Motion Inc. ............................................ 784,350
2,200 Modine Manufacturing Co.† ............................ 293,722
7,800 Motorcar Parts of America Inc.† ....................... 96,252
80,000 Puradyn Filter Technologies Inc.† .................... 8
32,500 Standard Motor Products Inc. .......................... 1,197,625
26,000 Strattec Security Corp.† ..................................... 1,979,640
20,200 Titan International Inc.† .................................... 158,166
4,573,451
Aviation: Parts and Services  — 4.7%
77,000 Astronics Corp.† ................................................ 4,176,480
21,748 Astronics Corp., Cl. B† ...................................... 1,178,742
33,500 Ducommun Inc.† ............................................... 3,186,855
8,542,077
Broadcasting  — 1.8%
1,000 Beasley Broadcast Group Inc., Cl. A† ............... 5,010
10,000 Corus Entertainment Inc., Cl. B† ...................... 255
30,280 Dish TV India Ltd., GDR† ................................. 303
236,740 Gray Media Inc. ................................................. 1,145,821
87,000 Gray Media Inc., Cl. A ....................................... 1,044,000
28,800 Sinclair Inc. ......................................................... 440,640
115,000 Townsquare Media Inc., Cl. A .......................... 591,100
3,227,129
Building and Construction  — 4.1%
59,059 Armstrong Flooring Inc.† .................................. 6
52,000 Gibraltar Industries Inc.† .................................. 2,570,880
3,500 Granite Construction Inc. .................................. 403,725
400 Herc Holdings Inc. ............................................. 59,352
7,000 INNOVATE Corp.† ............................................ 31,640
6,000 MYR Group Inc.† ............................................... 1,311,000
12,500 The Monarch Cement Co. ................................. 2,937,500
7,314,103
Business Services  — 1.0%
36,900 Du-Art Film Laboratories Inc., Non-
Voting†(a) ....................................................... 44,501
4,100 Du-Art Film Laboratories Inc., Voting†(a) ....... 4,945
5,000 ICF International Inc. ........................................ 426,500
26,000 OPENLANE Inc.† .............................................. 774,280
10,000 Pursuit Attractions and Hospitality Inc.† ........ 336,800
Shares
Market
Value
2,299,195 Trans-Lux Corp.†(b) .......................................... $ 137,952
1,724,978
Communications  — 0.2%
65,000 Entravision Communications Corp., Cl. A ...... 190,450
15,000 Ooma Inc.† ......................................................... 175,950
366,400
Communications Equipment  — 0.7%
53,000 Anterix Inc.† ....................................................... 1,156,990
5,000 Clearfield Inc.† ................................................... 145,750
1,302,740
Computer Software and Services  — 1.7%
40,000 3D Systems Corp.† ............................................. 70,800
468,000 Alithya Group Inc., Cl. A† ................................ 565,344
2,500 Cardlytics Inc.† .................................................. 2,875
45,000 DHI Group Inc.† ................................................ 69,750
8,000 Digi International Inc.† ..................................... 346,320
10,000 Materialise NV, ADR† ....................................... 55,500
94,000 Mitek Systems Inc.† ........................................... 991,700
8,000 Red Violet Inc. .................................................... 455,600
1,000 Tyler Technologies Inc.† .................................... 453,950
3,011,839
Consumer Products  — 2.0%
9,500 Bassett Furniture Industries Inc. ....................... 159,220
1,000,000 Goodbaby International Holdings Ltd. ........... 141,339
5,000 Johnson Outdoors Inc., Cl. A ............................ 212,250
76,900 Lifetime Brands Inc. .......................................... 303,755
224,000 Marine Products Corp. ...................................... 1,962,240
3,000 MarineMax Inc.† ................................................ 72,690
12,500 Oil-Dri Corp. of America .................................. 611,750
5,700 PC Group Inc.†(a) .............................................. 0
2,200,000 Playmates Holdings Ltd. ................................... 139,926
500 Sturm Ruger & Co. Inc. ..................................... 16,325
3,619,495
Consumer Services  — 0.5%
106,200 1-800-Flowers.com Inc., Cl. A† ......................... 417,366
63,400 Bowlin Travel Centers Inc.† .............................. 248,528
8,000 Matthews International Corp., Cl. A ................ 208,960
874,854
Diversified Industrial  — 13.0%
116,957 American Outdoor Brands Inc.† ....................... 904,078
141,300 Burnham Holdings Inc., Cl. A .......................... 3,542,391
5,500 Columbus McKinnon Corp. .............................. 94,875
95,000 Distribution Solutions Group Inc.† .................. 2,602,050
28,500 Graham Corp.† .................................................. 1,830,555
1,000 Griffon Corp. ...................................................... 73,650
14,500 Haulotte Group SA ............................................ 38,000
400 Hyster-Yale Inc. .................................................. 11,884
128,178 L.B. Foster Co., Cl. A† ........................................ 3,454,397
4,100 MSA Safety Inc. .................................................. 656,574
267,000 Myers Industries Inc. ......................................... 4,998,240
154,300 Park-Ohio Holdings Corp. ................................ 3,231,042
19,100 RWC Inc.(a) ........................................................ 272,175
600 Standex International Corp. .............................. 130,368
97,000 Twin Disc Inc. .................................................... 1,617,960
6,700 Velan Inc. ............................................................ 91,038
23,549,277
Educational Services  — 0.1%
9,000 Universal Technical Institute Inc.† ................... 235,170

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Electronics  — 5.1%
62,000 Arlo Technologies Inc.† ..................................... $ 867,380
3,250 Badger Meter Inc. .............................................. 566,832
13,152 Bel Fuse Inc., Cl. A ............................................. 1,996,474
62,100 CTS Corp. ........................................................... 2,662,227
7,500 Daktronics Inc.† ................................................. 148,275
31,000 Kimball Electronics Inc.† ................................... 862,420
1,690 Methode Electronics Inc. ................................... 11,222
3,000 Napco Security Technologies Inc. ..................... 125,100
21,000 Stoneridge Inc.† ................................................. 121,590
109,000 Ultralife Corp.† .................................................. 623,480
30,035 Vishay Precision Group Inc.† ........................... 1,156,347
9,141,347
Energy and Utilities: Natural Gas  — 1.2%
95,000 RGC Resources Inc. ........................................... 2,023,500
3,200 Unitil Corp. ........................................................ 155,008
2,178,508
Energy and Utilities: Services  — 1.5%
160,000 Alvopetro Energy Ltd. ...................................... 814,834
20,000 Dawson Geophysical Co.† ................................ 31,200
82,000 Navigator Holdings Ltd. ................................... 1,420,240
58,000 RPC Inc. .............................................................. 315,520
6,500 Subsea 7 SA, ADR .............................................. 131,105
2,712,899
Energy and Utilities: Water  — 2.6%
31,320 Artesian Resources Corp., Cl. A ....................... 990,025
8,500 Cadiz Inc.† .......................................................... 47,685
20,060 California Water Service Group ....................... 869,200
30,700 Consolidated Water Co. Ltd. ............................ 1,083,403
28,000 Energy Recovery Inc.† ....................................... 377,720
5,000 Middlesex Water Co. ......................................... 252,100
32,670 The York Water Co. ............................................ 1,040,213
4,660,346
Entertainment  — 1.9%
30,000 IMAX Corp.† ...................................................... 1,108,800
139,000 Reading International Inc., Cl. A† .................... 145,950
74,360 Reading International Inc., Cl. B† ..................... 851,422
53,000 Sportech plc†(a) ................................................. 57,689
65,000 The Marcus Corp. .............................................. 1,008,150
900 TKO Group Holdings Inc. ................................. 188,100
3,360,111
Environmental Control  — 0.5%
9,910 Casella Waste Systems Inc., Cl. A† ................... 970,585
Equipment and Supplies  — 4.6%
1,400 AZZ Inc. ............................................................. 150,052
3,700 Federal Signal Corp. .......................................... 401,783
14,700 Interpump Group SpA ...................................... 808,145
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 345,188
45,000 Pitney Bowes Inc. ............................................... 475,650
129,000 The Eastern Co. .................................................. 2,540,010
42,000 The Gorman-Rupp Co. ...................................... 2,005,500
13,000 The Manitowoc Co. Inc.† .................................. 155,870
86,000 Titan Machinery Inc.† ........................................ 1,293,440
32,500 TransAct Technologies Inc.† ............................. 130,000
8,305,638
Financial Services  — 15.1%
1,000 Ameris Bancorp ................................................. 74,270
19,000 Atlantic American Corp. ................................... 53,770
Shares
Market
Value
30,500 Atlantic Union Bankshares Corp. ..................... $ 1,076,650
5,660 Beacon Financial Corp. ...................................... 149,254
1,800 Burke & Herbert Financial Services Corp. ....... 112,158
6,000 Cadence Bank .................................................... 257,040
67,500 Capital City Bank Group Inc. ........................... 2,873,475
1,200 Capitol Federal Financial Inc. ........................... 8,172
12,000 Citizens & Northern Corp. ................................ 242,040
3,400 Columbia Banking System Inc. ......................... 95,030
4,500 ConnectOne Bancorp Inc. ................................. 117,990
19,000 Crazy Woman Creek Bancorp Inc. ................... 560,595
2,000 Eagle Bancorp Inc. ............................................. 42,840
98 Farmers & Merchants Bank of Long Beach ..... 818,200
37,800 Farmers National Banc Corp. ........................... 503,496
5,000 First Internet Bancorp ........................................ 104,350
90,000 Flushing Financial Corp. ................................... 1,365,300
70,500 FNB Corp. .......................................................... 1,205,550
21,000 FS Bancorp Inc. .................................................. 864,570
13,500 Hanover Bancorp Inc. ........................................ 311,985
9,030 Hope Bancorp Inc. ............................................. 98,969
30,000 I3 Verticals Inc., Cl. A† ...................................... 755,700
11,000 KKR & Co. Inc. ................................................... 1,402,280
30,000 Legacy Housing Corp.† ..................................... 585,600
55,200 Medallion Financial Corp. ................................ 568,008
13,600 Northrim BanCorp Inc. ..................................... 361,896
15,000 Primis Financial Corp. ....................................... 208,650
25,530 Renasant Corp. ................................................... 899,167
2,500 Seacoast Banking Corp. of Florida ................... 78,550
3,500 Security National Corp. ..................................... 635,250
54,000 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 820,260
17,500 Southern First Bancshares Inc.† ........................ 901,600
4,300 Southside Bancshares Inc. ................................. 130,677
1,000 SouthState Bank Corp. ...................................... 94,110
18,000 Sprott Inc. ........................................................... 1,763,083
51,500 Stellar Bancorp Inc. ............................................ 1,593,410
5,400 Thomasville Bancshares Inc. ............................. 544,860
4,400 Towne Bank ....................................................... 146,828
4,620 TrustCo Bank Corp. NY .................................... 190,945
7,000 United Bankshares Inc. ..................................... 268,800
42,000 Valley National Bancorp ................................... 490,560
29,958 Value Line Inc. ................................................... 1,151,286
33,280 Washington Trust Bancorp Inc. ........................ 983,424
59,000 Waterstone Financial Inc. .................................. 976,450
67,000 Western New England Bancorp Inc. ................ 845,540
65,000 Wright Investors' Service Holdings Inc.† ........ 11,700
27,344,338
Food and Beverage  — 3.3%
32,000 Andrew Peller Ltd., Cl. A .................................. 123,565
10,000 BellRing Brands Inc.† ........................................ 267,300
1,300 Bridgford Foods Corp.† .................................... 10,140
76,700 Calavo Growers Inc. .......................................... 1,668,225
85,000 Corby Spirit and Wine Ltd., Cl. A .................... 916,542
198,000 Crimson Wine Group Ltd.† .............................. 970,200
212,000 Farmer Brothers Co.† ........................................ 309,520
1,350 Hanover Foods Corp., Cl. A .............................. 60,750
450 Hanover Foods Corp., Cl. B .............................. 27,900
37,000 Iwatsuka Confectionery Co. Ltd. ...................... 718,080
500 J & J Snack Foods Corp. ..................................... 45,185
8,100 Lifeway Foods Inc.† ........................................... 196,263
900 Scheid Vineyards Inc., Cl. A† ............................ 1,485
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 356,304
207,400 Vitasoy International Holdings Ltd. ................ 166,822

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
20,500 Willamette Valley Vineyards Inc.† .................... $ 62,525
5,900,806
Health Care  — 5.0%
20,000 Accuray Inc.† ..................................................... 16,492
10,000 Acme United Corp. ............................................ 403,100
4,500 Boiron SA ........................................................... 160,239
6,200 CareDx Inc.† ....................................................... 116,808
500 Collegium Pharmaceutical Inc.† ....................... 23,150
20,000 Electromed Inc.† ................................................ 582,400
45,500 Exelixis Inc.† ...................................................... 1,994,265
185,000 InfuSystem Holdings Inc.† ................................ 1,659,450
2,000 LeMaitre Vascular Inc. ....................................... 162,200
700 Mesa Laboratories Inc. ...................................... 54,950
186,160 Neogen Corp.† ................................................... 1,301,258
53,100 NeoGenomics Inc.† ............................................ 624,456
5,000 Neuronetics Inc.† ............................................... 6,900
25,000 Niagen Bioscience Inc.† ..................................... 159,000
1,500 Omnicell Inc.† .................................................... 67,950
140,000 OPKO Health Inc.† ............................................ 176,400
13,000 Option Care Health Inc.† .................................. 414,180
17,500 Orthofix Medical Inc.† ....................................... 265,300
2,500 QuidelOrtho Corp.† .......................................... 71,400
900 STERIS plc .......................................................... 228,168
53,761 United-Guardian Inc. ........................................ 331,168
1,000 Utah Medical Products Inc. ............................... 55,960
1,000 Zealand Pharma A/S† ........................................ 73,383
8,948,577
Hotels and Gaming  — 3.8%
6,500 Caesars Entertainment Inc.† ............................. 152,035
1,000 Canterbury Park Holding Corp. ....................... 15,210
500 Churchill Downs Inc. ........................................ 56,890
1,190,119 Full House Resorts Inc.† .................................... 3,106,211
15,000 Gambling.com Group Ltd.† .............................. 81,900
20,000 Genius Sports Ltd.† ........................................... 220,400
50,000 Golden Entertainment Inc. ................................ 1,359,500
202,900 Inspired Entertainment Inc.† ............................ 1,899,144
6,891,290
Machinery  — 3.4%
40,500 Astec Industries Inc. .......................................... 1,754,460
4,400 DMG Mori AG ................................................... 243,031
248,000 Gencor Industries Inc.† ..................................... 3,214,080
10,000 Stratasys Ltd.† .................................................... 86,800
8,500 Tennant Co. ........................................................ 626,450
1,300 The Middleby Corp.† ........................................ 193,271
6,118,092
Manufactured Housing and Recreational Vehicles  — 1.9%
300 Cavco Industries Inc.† ....................................... 177,222
800 Champion Homes Inc.† ..................................... 67,600
94,950 Nobility Homes Inc. .......................................... 2,391,791
17,500 Winnebago Industries Inc. ................................ 709,100
3,345,713
Metals and Mining  — 1.7%
130,000 Ampco-Pittsburgh Corp.† ................................. 692,900
50,000 Monro Inc. .......................................................... 1,002,000
17,200 OR Royalties Inc. ............................................... 609,278
400,000 Tanami Gold NL† .............................................. 21,889
110,000 Tredegar Corp.† ................................................. 789,800
3,115,867
Shares
Market
Value
Paper and Forest Products  — 0.0%
50 Keweenaw Land Association Ltd.† .................. $ 1,625
1,923 Magnera Corp.† ................................................. 29,114
30,739
Publishing  — 0.5%
17,000 Lee Enterprises Inc.† ......................................... 81,430
205,000 The E.W. Scripps Co., Cl. A† ............................. 817,950
899,380
Real Estate  — 2.3%
108,000 AmBase Corp.† .................................................. 23,717
116,000 Capital Properties Inc., Cl. A ............................ 1,476,100
28,000 DREAM Unlimited Corp., Cl. A ....................... 393,719
35,000 FRP Holdings Inc.† ............................................ 797,650
17,700 Gyrodyne LLC† ................................................. 159,654
2,508 Royalty LLC†(a) ................................................. 319
82,000 Tejon Ranch Co.† ............................................... 1,293,140
25,000 Trinity Place Holdings Inc.†(a) ......................... 0
4,144,299
Restaurants  — 2.4%
46,000 Nathan's Famous Inc. ........................................ 4,304,220
Retail  — 1.3%
115,000 Arko Corp. ......................................................... 522,100
23,000 Lands' End Inc.† ................................................ 333,960
57,004 Movado Group Inc. ........................................... 1,175,423
5,000 Natural Grocers by Vitamin Cottage Inc. ........ 125,250
70,000 Sportsman's Warehouse Holdings Inc.† .......... 102,200
5,000 Village Super Market Inc., Cl. A ....................... 176,975
2,435,908
Semiconductors  — 1.0%
36,484 SkyWater Technology Inc.† ............................... 662,549
43,000 Ultra Clean Holdings Inc.† ............................... 1,089,190
1,751,739
Specialty Chemicals  — 1.4%
71,190 Core Molding Technologies Inc.† ..................... 1,427,360
4,300 Hawkins Inc. ...................................................... 610,858
3,500 Minerals Technologies Inc. ................................ 213,325
4,000 T. Hasegawa Co. Ltd. ........................................ 71,961
66,900 The General Chemical Group Inc.†(a) ............. 0
98,285 Treatt plc ............................................................. 270,266
2,593,770
Telecommunications  — 0.8%
36,000 A10 Networks Inc. ............................................. 636,840
5,000 Frequency Electronics Inc.† .............................. 269,200
2,306 NETGEAR Inc.† ................................................. 56,566
30,000 Nuvera Communications Inc.† ......................... 420,000
200 Preformed Line Products Co. ........................... 41,342
2,400 Shenandoah Telecommunications Co. ............. 27,744
1,451,692
TOTAL COMMON STOCKS ......................... 180,241,100
PREFERRED STOCKS  — 0.2%
Automotive: Parts and Accessories  — 0.2%
6,300 Jungheinrich AG ................................................ 262,241

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)

__________
Shares
Market
Value
RIGHTS  — 0.0%
Health Care  — 0.0%
25,000 Paratek Pharmaceuticals Inc., CVR† ................ $ 500
Metals and Mining  — 0.0%
60,000 Pan American Silver Corp., CVR† .................... 29,700
TOTAL RIGHTS ............................................... 30,200
TOTAL INVESTMENTS — 100.0%
(Cost $100,471,066) ......................................... $ 180,533,541
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
† Non-income producing security.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt